Related Parties	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related Parties
31.	Related Parties
As of December 31, this caption includes the following:

	Transaction value			Outstanding balances
In thousands of soles	2025	2024	2023	2025	2024	2023
Sales of oncologic healthcare services
Joint ventures	1	50	35	8	234	236
Associates	—	—	—	—	—	—
Others	1,748	6,135	1,151	3,578	2,957	1,234

	1,749	6,185	1,186	3,586	3,191	1,470

Cost of sales of oncologic healthcare services
Joint ventures	3,507	3,929	3,791	629	1,076	1,096
Associates	14,125	15,878	12,164	4,433	3,473	2,574
Others	12,317	13,032	10,747	9,920	3,160	3,185

	29,949	32,839	26,702	14,982	7,709	6,855

Administrative expenses
Services provided by related parties (iv), (v)	3,138	1,844	2,620	1	630	816
Other management charges	4,839	4,521	2,844	1,784	4,439	1,452

	7,977	6,365	5,464	1,785	5,069	2,268

Selling expenses
Services provided by related parties (vi)	1,406	1,761	1,106	353	396	123

	1,406	1,761	1,106	353	396	123

Finance income
Loans and related interest from related parties	8	71	—	865	1,952	—
Loans and related interest to related parties	(18)	—	—	—	—	—

	(10)	71	—	865	1,952	—

Others
Services provided by related parties	349	—	—	56	—	—

	349	—	—	56	—	—

All outstanding balances with these related parties are priced on an arm´s-length
basis. None of the balances is secured. No expense has been recognized in the current year or prior year of loss for impairment of trade receivables in respect of amounts owed by related parties. No guarantees have been given or received.

(i)	Compensation to key personnel
For the year ended December 31, 2025 the compensation paid to the key Management of the subsidiaries located in Peru amounts to S/ 93,078 thousand (S/ 99,505 thousand and S/ 81,674 thousand for the years ended December 31, 2024 and 2023, respectively). In Colombian subsidiaries, the amount is S/ 49,741 thousand for the year ended December 31, 2025 (S/ 23,230 thousand and S/ 14,844 thousand for the year ended December 31, 2024 and 2023) and in Mexican subsidiaries, the amount is S/ 88,722 thousand for the year ended December 31, 2025 (S/ 60,132 thousand and S/ 55,556 thousand for the year ended December 31, 2024 and 2023). Also, for the year ended December 31, 2025 expenses were recognized for S/ 11,192 thousand corresponds to share based payment (S/ 9,145 thousand and S/ 3,675 thousand for the year ended December 31, 2024 and 2023) (note 21.a) to non-executive
members of the Board and employees.

(ii)	Advances and loans granted to the Members of the Management and Supervisory Bodies
The Group has not granted any advances or commitments, loans and guarantees granted on their behalf related to pension funds, life insurances and other similar concepts and other long-term benefits other than share-based payments to its key Management personnel, including Directors of the Company and Supervisory Bodies.

(iii)	Compensation to directors
For the year ended December 31, 2025, 2024 and 2023, the compensation paid to the board of directors amounts to S/ 5,068 thousand, S/ 5,781 thousand and S/ 5,027 thousand, respectively.

(iv)	Medical services
For the year ended December 31, 2025, 2024 and 2023, certain directors provided medical services to the Group. For their medical services, they have received customary compensation and benefits commensurate with their level of responsibility within the Company, aligned with the compensation paid to other physicians and medical professionals of similar stature employed by the Group.
In addition, the Group reimbursed certain expenses incurred in connection with providing these services, such as rent for office space, phone expenses, certain taxes, purchase of medical books and travel expenses related to attendance at conferences on behalf of the Group.

(v)	Management expenses
For the year ended December 31, 2024, administrative expenses provided to the Group by Enfoca, corresponded mainly to reimbursements related to travel and other expenses of S/ 9 thousand. For the year ended December 31, 2023, administrative expenses provided to the Group by Enfoca corresponded mainly to management services of S/ 1,229 thousand, and reimbursements related to consultant fees and travel expenses of S/ 445 thousand.

(vi)	Selling expenses
For the year ended December 31, 2025, 2024 and 2023, selling expenses provided to the Group by companies related to shareholders corresponded mainly to sales commission and advertisement of S/ 1,406 thousand, S/ 1,761 thousand and S/ 1,106 thousand, respectively.